GBL-SUMPROSTATPRO&SAI-SUP

Summary Prospectus, Statutory Prospectus and Statement of Additional Information Supplement dated June 29, 2020

The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses and Statements of Additional Information for the Funds listed below:

Invesco Oppenheimer Rochester® Limited Term New York Municipal Fund

Invesco Oppenheimer Rochester® New York Municipals Fund

This supplement amends each Summary Prospectus, Statutory Prospectus and Statement of Additional Information of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the applicable Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information and retain it for future reference.

Troy E. Willis, J.D. no longer serves as a Portfolio Manager to the Funds listed above. Therefore, all references to Mr. Willis in the Summary and Statutory Prospectuses and Statements of Additional Information are hereby removed.

GBL-SUMPROSTATPRO&SAI-SUP